Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VIII
CIK	dei_EntityCentralIndexKey	0000893660
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2023
Prospectus Date	rr_ProspectusDate	Apr. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A